Description of the Plan (Details) - EBP 333	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		35.00%
Matching percentage		100.00%
Participant compensation matched, percentage		5.00%
Participant compensation matched, minimum service period		12 months
Investments, at fair value		$ 6,158,117,000	$ 5,483,306,000
Minimum borrowing, amount		1,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Maximum number of loans outstanding | loan		1
General loan, borrowing term		5 years
Primary residence, borrowing term		30 years
Percent of vested account balance to secure loans	50.00%
Basis spread on variable rate		1.00%
Notes receivable from participants		$ 70,137,000	70,809,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate		3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate		10.50%
Level 1
EBP, Description of Plan [Line Items]
Investments, at fair value		$ 809,717,000	782,256,000
Total
EBP, Description of Plan [Line Items]
Investments, at fair value		$ 809,717,000	782,333,000
Quest Diagnostics common stock
EBP, Description of Plan [Line Items]
Maximum contribution to investment, percentage		25.00%
Maximum percent of transfer of account balance		25.00%
Investments, at fair value		$ 310,165,000	295,103,000
Cost of purchase		0
Proceeds of dispositions		29,226,000
Quest Diagnostics common stock | Level 1
EBP, Description of Plan [Line Items]
Investments, at fair value		$ 310,165,000	$ 295,103,000